Non-Controlling Interest - Schedule of Ownership Interest (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Noncontrolling Interest [Abstract]
Net loss attributable to parent	$ 555,168	$ 171,190	$ (335,426)	$ (129,313)
Decrease in parent’s paid-in capital for return of 3% interest in subsidiary				(180,000)
Change from net loss attributable to the parent and transfers to the non-controlling interest			$ (335,426)	$ (309,313)